Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 64,593	$ 81,083
Prepaid expenses	36,004	26,052
Promotion items and related advances	17,962	10,935
Others	1,436	1,205
Prepaid expense and other assets, total	$ 119,995	$ 119,275